UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
X       Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2020 to December 31, 2020.
Date of Report (Date of earliest event reported):  February 9, 2021
Commission File Number of securitizer:       025-04035

Central Index Key Number of securitizer:      0001737928
Artemis Management LLC1
(Exact name of securitizer as specified in its charter)
Peter Macdonald, (949) 470-6237
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]
___       Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

______________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________
Central Index Key Number of underwriter (if applicable): ____________

______________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

1 Artemis Management LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period for the following entities: Mello Mortgage Capital Acceptance 2018-MTG1, Mortgage Pass-Through Certificates, Series 2018-MTG1 and Mello Mortgage Capital Acceptance 2018-MTG2, Mortgage Pass-Through Certificates, Series 2018-MTG2.

SIGNATURES
      Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: February 9, 2021
ARTEMIS MANAGEMENT LLC (Securitizer)

By: /s/ Jeff DerGurahian
Name: Jeff DerGurahian Title: President